Shareholders equity	6 Months Ended
Mar. 31, 2025
Shareholders equity
Shareholders' equity

Note 16– Shareholders’ equity

Ordinary shares

CN Energy is a holding company established under the laws of the British Virgin Islands on November 23, 2018. The Company had an unlimited number of Class A ordinary shares of no par value and an unlimited number of Class B ordinary shares of no par value.

Public offering, warrants, and pre-funded warrants

On January 30, 2023, CN Energy entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (the “Underwriter”), pursuant to which CN Energy agreed to sell to the Underwriter in a firm commitment public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance. The Company received approximately $7.8 million in net proceeds from the Offering, after deducting underwriting discounts and other related offering expenses. In connection with the Offering, 10,396,974 Class A ordinary shares were issued, 4,672,700 Pre-funded Warrants were exercised upon issuance which resulted in a total issuance of 15,069,674 Class A ordinary shares and 3,112,046 Pre-funded Warrants were exercised for 3,112,046 Class A ordinary shares in September 2023.

The Pre-funded Warrants are exercisable immediately (subject to the beneficial ownership cap) and may be exercised at any time in perpetuity until all of the Pre-funded Warrants are exercised in full. The warrants are exercisable immediately and expire five years, i.e. January 29, 2028, after their issuance date on January 30, 2023.

As a result of reverse share split on January 18, 2024, the exercise price was adjusted from $0.55 per share to $1.4529 per share and the warrants were adjusted from 18,183,274 warrants to 6,883,337 warrants.

For the six months ended March 31, 2025 and 2024, 1,635,000 (or 65,400 after accounted for the effect of the reverse share split) and 100,000 (or 4,000 after accounted for the effect of the reverse share split) warrants were exercised. As of March 31, 2025 and September 30, 2024, 5,148,337 and 6,783,337 warrants and 1,554 and 1,554 pre-funded warrants were outstanding, respectively.

Issuance of shares for repayment of convertible note

On October 10, 2024, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued to the Investor an unsecured promissory note, on October 10,2024, in the principal amount of $3,149,750 (the “Note”), convertible into Class A ordinary shares, no par value, of the Company (the “Class A Ordinary Shares”), for a purchase price of $2,925,000.

The Note bears interest at a rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by the Investor to the Company. The Note includes an original issue discount of $204,750.00 along with $20,000.00 for the Investor’s legal fees, accounting costs, due diligence, monitoring, and other transaction costs incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding principal balance elected for pre-payment. The Note contains a floor price of $0.10412 for the possible future conversions into Class A Ordinary Shares.

For the six months ended March 31, 2025 and 2024, 11,085,753 (or 443,430 after accounted for the effect of reverse share split) and 691,610 (or 27,664 after accounted for the effect of reverse share split) Class A Ordinary Shares were issued for the redemption of $2.76 million and $0.96 million convertible note, and interest expenses were $54,738 and $212,277, respectively.

Statutory reserves and restricted net assets

CN Energy’s ability to pay dividends primarily depends on CN Energy receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by CN Energy’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of CN Energy’s subsidiaries.

CN Energy’s PRC subsidiaries are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund certain reserve funds until the total amount set aside reaches 50% of their respective registered capital. CN Energy’s PRC subsidiaries may also allocate a portion of their after-tax profits based on PRC accounting standards to employee welfare and bonus funds at their discretion. These reserves, together with paid in capital of CN Energy’s PRC subsidiaries, are not distributable as cash dividends. As of March 31, 2025 and September 30, 2024, the balance of the required statutory reserves was $14,990 and $14,990, respectively.

Reverse share split

On May 19, 2025, the Company effectuated a 1-for-25 share split ordinary shares with no par value. The reverse share split reduced the number of Class A ordinary shares issued and outstanding from approximately 19.5 million to 781,321 and the number of Class B ordinary shares issued and outstanding from 100,698 to 4,028.